RECENT ACCOUNTING PRONOUNCMENTS (Notes)	6 Months Ended
Jun. 30, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
RECENT ACCOUNT PRONOUNCEMENTS

Accounting Standards Update No. 2014-08-Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360). The amendments in this Update address the issues that (i) too many disposals of small groups of assets that are recurring in nature qualify for discontinued operations presentation under Subtopic 205-20, and (ii) some of the guidance on reporting discontinued operations results in higher costs for preparers because it can be complex and difficult to apply, by changing the criteria for reporting discontinued operations and enhancing convergence of the Financial Accounting Standards Board (FASB) and the International Accounting Standard Board (IASB) reporting requirements for discontinued operations. The Company is required to apply the amendments in this Update prospectively to (i) all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years, and (ii) all businesses or non-profit activities that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company is currently considering the impact of these amendments on its consolidated financial statements.

Accounting Standards Update No. 2014-09-Revenue from Contracts with Customers (Topic 606). The FASB and the IASB initiated a joint project to clarify the principles for recognizing revenue and to develop a common revenue standard for U.S. GAAP and IFRS. To meet those objectives, the FASB is amending the FASB Accounting Standards Codification and creating a new Topic 606, Revenue from Contracts with Customers, and the IASB is issuing IFRS 15, Revenue from Contracts with Customers. The issuance of these documents completes the joint effort by the FASB and the IASB to meet those objectives and improve financial reporting by creating common revenue recognition guidance for US GAAP and IFRS. The amendments in this Update are effective for the Company for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Company is currently considering the impact of these amendments on its consolidated financial statements.

Accounting Standards Update No. 2014-15-Presentation of Financial Statements-Going Concern (Subtopic 205-40). The amendments in this Update provide guidance in US GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures and are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The Company is currently considering the impact of these amendments on its consolidated financial statements.